Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	APARTMENT INVESTMENT & MANAGEMENT CO
Entity Central Index Key	0000922864
Document Type	8-K
Document Period End Date	Dec. 31, 2010
Amendment Flag	false